UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

6 Stacy Court, Parsippany, NJ  07054

(Address of Principal Executive Offices)  (Zip Code)

Alfred C. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value

COMMON STOCKS - 88.14%

Air Transportation, Scheduled - 1.98%
885	Pinnacle Airlines Corp.*	$ 15,302

Apparel & Other Finished Products of Fabric & Similar Material - 1.56%
742	True Religion Apparel, Inc.*	12,050

Cable and Other Pay Television Services - 3.71%
168	Liberty Global Series C*	5,148
714	Liberty Global, Inc. Class A*	23,512
		28,660
Concrete, Gypsum & Plaster Products - 3.31%
547	USG Corp.*	25,534

Electronic Computers - 4.07%
1,355	Dell Computer Corp.*	31,450

Electronic Connectors - 3.36%
823	Tyco International Ltd.	25,966

Electric Services - 2.66%
508	Mirant Corp.*	20,554

Financial Services - 5.79%
792	American Express Co.	44,669

Fire, Marine & Casualty Insurance - 13.28%
275	Arch Capital Group Ltd.*	18,758
23	Berkshire Hathaway, Inc. Class B *	83,720
		102,478
Household Furniture - 3.68%
1,094	Tempur-Pedic International, Inc.	28,433

Optical Instruments & Lenses - 3.40%
10,664	Meade Instruments Corp.*	26,233

Retail-Catalog & Mail Order Houses - 2.56%
321	CDW Corp.	19,719

Retail-Variety Stores - 3.43%
564	Wal-Mart Stores, Inc.	26,480

Semiconductors & Related Devices - 3.25%
1,313	Intel Corp.	25,118

Services-Business Services - 6.44%
352	Viad Corp.	13,587
1,644	Western Union Co.	36,086
		49,673
Services-Computer Processing & Data Preparation - 2.83%
852	Infospace, Inc.*	21,871

Services - Computer Programming - 2.47%
711	Computer Programs & Systems, Inc.	19,069

Services-Educational Services - 2.90%
734	Career Education Corp.*	22,387

Services-Engineering Services - 3.38%
393	Washington Group International, Inc.*	26,103

Services-Help Supply Services - 1.94%
790	Labor Ready, Inc.*	15,002

Services-Medical Laboratories 2.53%
392	Quest Diagnostics, Inc.	19,549

Services-Prepackaged Software 4.89%
1,350	Microsoft Corp.	37,625

Water Transportation - 4.72%
5,087	Rand Logistics, Inc.*	36,322

TOTAL FOR COMMON STOCKS (Cost $598,636) - 88.14%		$ 680,243

WARRANTS
Water Transportation - 2.20%
8,069	Rand Logistics, Inc.* (Cost $15,832)	$ 16,945

SHORT TERM INVESTMENTS - 9.71%
74,990	First American Treasury Obligations Fund Class Y 4.89%** (Cost $74,990)	$ 74,990

TOTAL INVESTMENTS - (Cost $689,458) - 100.05%		772,178

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%		(398)

NET ASSETS - 100.00%		$ 771,780

* Non-Income Producing Securities during the period.
** Variable rate security; The coupon rate shown represents the rate at March 31, 2007

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $689,458 amounted to $82,720, which consisted of aggregate gross unrealized appreciation of

$92,651and aggregate gross unrealized depreciation of $9,931.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Alfred C. Frank, President

 Alfred C. Frank

 President

Date: May 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Alfred C. Frank, President

Alfred C. Frank

President

Date May 15, 2007

By /s/Brian J. Frank

Brian J. Frank

Treasurer

Date May 15, 2007